Investments, Including Investments Accounted for Using the Equity Method - Additional Information (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Unconsolidated Affiliates | Minimum
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	7.15%
Unconsolidated Affiliates | Maximum
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	30.00%
Unconsolidated Affiliates | Board of directors
Schedule of Investments [Line Items]
Equity Method Investments	$ 382,369	$ 325,475
Breezeway Homes, Inc.
Schedule of Investments [Line Items]
Financing Receivable, Net	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Financing Receivable, Gross	$ 101,646	$ 100,896